[Logo] AMUNDI PIONEER





March 4, 2020



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer ILS Bridge Fund (the "Fund")
        File Nos. 333-212537 and 811-23172

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of prospectus and statement of additional information for the Fund that would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 2 to the Fund's registration statement on Form N-2, filed electronically on February 26, 2020 (Accession No. 0001679751-20-000006).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.

Sincerely,

/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820